Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net revenue	$ 365,988	$ 676,793	$ 515,046	$ 962,939	$ 1,782,824	$ 2,024,969
Net revenue - related party	219,645	239,155	404,011	239,155	597,990
Total net revenue	585,633	915,948	919,057	1,202,094	2,380,814	2,024,969
Cost of revenue	137,975	154,072	228,636	283,493	796,035	591,075
Provision for inventory obsolescence	15,280	153,625	15,280	153,625	62,727	356,684
Total cost of revenue	153,255	307,697	243,916	437,118	858,762	947,759
Gross profit	432,378	608,251	675,141	764,976	1,522,052	1,077,210
Operating expenses:
Selling expenses	8,721	987	18,916	987	6,006	105,886
General and administrative expenses	377,407	292,120	762,888	663,518	1,375,412	1,478,266
Stock-based compensation	99,260		99,260
Total operating expenses	485,388	293,107	881,064	664,505	1,381,418	1,584,152
Income (Loss) from operations	(53,010)	315,144	(205,923)	100,471	140,634	(506,942)
Other income (expense):
Interest expense	(15,749)	(33,828)	(21,250)	(48,554)	(93,531)	(99,110)
Interest income	115	46	242	110	565	1,882
Equity in loss of unconsolidated investees	(52,352)	(148,508)	(99,775)	(148,508)	(223,771)
Other income (expense), net	(168)	(2)	335	51,445	51,209	(2,122)
Total other income (loss), net	(68,154)	(182,292)	(120,448)	(145,507)	(265,528)	(99,350)
Loss before income tax provision	(121,164)	132,852	(326,371)	(45,036)	(124,894)	(606,292)
Income tax provision	2,446		2,446		(4,620)
Net loss	(123,610)	132,852	(328,817)	(45,036)	(129,514)	(606,292)
Comprehensive loss statement:
Net income (loss)	(123,610)	132,852	(328,817)	(45,036)	(129,514)	(606,292)
Unrealized gain on investment						3,060
Foreign currency translation loss	527	3,208	(1,055)	(2,201)	(2,378)	(190)
Total comprehensive loss	$ (123,083)	$ 136,060	$ (329,872)	$ (47,237)	$ (131,892)	$ (603,422)
Net Income (Loss) Per Common Share:
Basic	$ (0.01)	$ 0.01	$ (0.02)	$ 0.00	$ (0.01)	$ (0.04)
Diluted	$ (0.01)	$ 0.01	$ (0.02)	$ 0.00	$ (0.01)	$ (0.04)
Weighted Average Common Shares Outstanding:
Basic	17,595,062	15,927,562	17,595,062	15,927,562	15,997,528	15,927,562
Diluted	17,595,062	17,338,446	17,595,062	15,927,562	15,997,528	15,927,562